Line of Credit and Cash Reserve Liabilities (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Line of Credit and Cash Reserve Liabilities [Abstract]
Wholesale loan facility	$ 27,746,303	$ 25,669,388
Cash reserve liabilities	878,747	2,731,094
Total line of credit and cash reserve liabilities	$ 28,625,050	$ 28,400,482